Note 13 - Stock Options and Contributed Surplus (Details Textual)	12 Months Ended
	Dec. 31, 2017 USD ($) Rate shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	15,425,000	4,025,000	11,655,000
Weighted average exercise price of share options granted in share-based payment arrangement	$ 0.24	$ 0.62	$ 1.19
Expense from share-based payment transactions with employees	$ 3,174,924	$ 4,070,264	$ 4,818,120
Officers, employees and consultants [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	15,425,000	4,025,000	11,655,000
Weighted average exercise price of share options granted in share-based payment arrangement	$ 0.24	$ 0.62	$ 1.19
Ordinary shares [member] | The 2016 Plan [member]
Statement Line Items [Line Items]
Number of shares authorised | shares	44,352,885
Share-based payment plan, maximum percentage of issued and outstanding shares | Rate	2000.00%